Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As at December 31 (millions of dollars)	2021	2020
Regulatory assets (Note 13)	226	105
Prepaid expenses and other assets	55	53
Materials and supplies	22	23
Derivative assets (Note 18)	—	3
	303	184